Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 147	$ 175	$ 157
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	932	883	844
Bad debts expense	112	101	95
Stock-based compensation expense	59	54	46
Deferred income taxes, net	34	33	(369)
Equity in earnings of unconsolidated entities	(168)	(160)	(137)
Distributions from unconsolidated entities	162	153	136
Loss on impairment of goodwill	0	0	262
(Gain) loss on asset disposals, net	12	9	21
(Gain) loss on sale of business and other exit costs, net	(1)	0	(1)
(Gain) loss on license sales and exchanges, net	0	(18)	(22)
Other operating activities	4	4	3
Changes in assets and liabilities from operations
Accounts receivable	(49)	(39)	(61)
Equipment installment plans receivable	(97)	(149)	(261)
Inventory	(19)	(5)	6
Accounts payable	(60)	2	(7)
Customer deposits and deferred revenues	(9)	8	(4)
Accrued taxes	(17)	(29)	37
Other assets and liabilities	(26)	(5)	31
Net cash provided by operating activities	1,016	1,017	776
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(957)	(776)	(685)
Cash paid for acquisitions and licenses	(346)	(16)	(218)
Cash received from investments	29	100	0
Cash paid for investments	(11)	(17)	(100)
Cash received from divestitures and exchanges	41	29	21
Other investing activities	(5)	0	1
Net cash used in investing activities	(1,249)	(680)	(981)
Cash flows from financing activities
Repayment of long-term debt	(118)	(20)	(17)
TDS Common Shares reissued for benefit plans, net of tax payments	(6)	42	4
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	(9)	18	1
Repurchase of U.S. Cellular Common Shares	(21)	0	0
Dividends paid to TDS shareholders	(75)	(72)	(69)
Distributions to noncontrolling interests	(4)	(6)	(4)
Other financing activities	13	6	8
Net cash used in financing activities	(220)	(32)	(77)
Net increase (decrease) in cash, cash equivalents and restricted cash	(453)	305	(282)
Cash, cash equivalents and restricted cash
Beginning of period	927	622	904
End of period	$ 474	$ 927	$ 622